UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-06398

Fidelity New York Municipal Trust II

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2020

Item 1.

Reports to Stockholders

Fidelity® New York Municipal Money Market Fund

Annual Report

January 31, 2020

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Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

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This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification as of January 31, 2020

Days	% of fund's investments 1/31/20
1 - 7	84.3
8 - 30	1.0
31 - 60	3.3
61 - 90	0.1
91 - 180	7.0
> 180	4.3

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of January 31, 2020
Variable Rate Demand Notes (VRDNs)	70.5%
Tender Option Bond	15.0%
Other Municipal Security	13.8%
Net Other Assets (Liabilities)	0.7%

Current 7-Day Yields

1/31/20
Fidelity® New York Municipal Money Market Fund	0.49%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund.

Schedule of Investments January 31, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 70.5%
	Principal Amount	Value
Alabama - 0.4%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 1.08% 2/7/20, VRDN (a)(b)	$6,161,000	$6,161,000
Arkansas - 0.2%
Blytheville Indl. Dev. Rev. (Nucor Corp. Proj.):
Series 1998, 1.08% 2/7/20, VRDN (a)(b)	1,600,000	1,600,000
Series 2002, 1.12% 2/7/20, VRDN (a)(b)	1,800,000	1,800,000
		3,400,000
Indiana - 0.2%
Indiana Dev. Fin. Auth. Envir. Rev. (PSI Energy Proj.) Series 2003 A, 1.03% 2/7/20, VRDN (a)(b)	2,900,000	2,900,000
Kansas - 0.5%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.17% 2/7/20, VRDN (a)	1,800,000	1,800,000
Series 2007 B, 1.17% 2/7/20, VRDN (a)	600,000	600,000
St. Mary's Kansas Poll. Cont. Rev. (Kansas Gas and Elec. Co. Proj.) Series 1994, 1.15% 2/7/20, VRDN (a)	3,700,000	3,700,000
Wamego Kansas Poll. Cont. Rfdg. Rev. (Kansas Gas & Elec. Co. Proj.) Series 1994, 1.15% 2/7/20, VRDN (a)	300,000	300,000
		6,400,000
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 1.1% 2/7/20, VRDN (a)	200,000	200,000
Nebraska - 0.3%
Stanton County Indl. Dev. Rev.:
(Nucor Corp. Proj.) Series 1996, 1.08% 2/7/20, VRDN (a)(b)	3,500,000	3,500,000
Series 1998, 1.08% 2/7/20, VRDN (a)(b)	300,000	300,000
		3,800,000
New York - 67.0%
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(15 East Clark Place Apts. Proj.) Series A, 1.03% 2/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	2,130,000	2,130,000
(Beacon Mews Dev. Proj.) Series 2006 A, 1.03% 2/7/20, LOC Citibank NA, VRDN (a)(b)	23,500,000	23,500,000
(Cook Street Apts. Proj.) Series A, 0.95% 2/7/20, LOC JPMorgan Chase Bank, VRDN (a)(b)	4,080,000	4,080,000
(Granite Terrace Apts. Proj.) Series A, 0.94% 2/7/20, LOC Citibank NA, VRDN (a)(b)	3,060,000	3,060,000
(Intervale Gardens Apts.) Series A, 0.94% 2/7/20, LOC Citibank NA, VRDN (a)(b)	3,115,000	3,115,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2006 AA-1B, 1.17% 2/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,000,000	1,000,000
Series 2009 BB1, 1.23% 2/3/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	825,000	825,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 A2, 1.2% 2/3/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	13,700,000	13,700,000
Series 2003 C2, 1.18% 2/3/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	250,000	250,000
Series 2010, 1.2% 2/3/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	13,700,000	13,700,000
Series 2018 C6, 0.93% 2/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	1,100,000	1,100,000
New York Hsg. Fin. Agcy. Rev.:
(350 West 43rd Street Hsg. Proj.):
Series 2001 A, 1.27% 2/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	11,175,000	11,175,000
Series 2002 A, 1.27% 2/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	9,755,000	9,755,000
(455 West 37th Street Hsg. Proj.) Series A, 1.27% 2/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	19,180,000	19,180,000
(505 West 37th Street Proj.) Series 2008 A, 1.27% 2/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	11,600,000	11,600,000
New York Metropolitan Trans. Auth. Rev. Series 2015 E4, 0.95% 2/7/20, LOC PNC Bank NA, VRDN (a)	1,680,000	1,680,000
New York State Energy Research & Dev. Auth. Facilities Rev. (Consolidated Edison Co. of New York, Inc. Proj.) Series 2010 A3, 0.95% 2/7/20, LOC Bank of Nova Scotia, VRDN (a)(b)	35,600,000	35,600,000
Onondaga County Indl. Dev. Agcy. Indl. Dev. Rev. (ICM Controls Corp. Proj.) 1.34% 2/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)(b)	1,215,000	1,215,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Spring Creek Hsg. Proj.) Series 2006 A, 0.94% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	24,000,000	24,000,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(Linden Plaza Proj.) Series 2008 A, 0.94% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	48,070,000	48,070,000
(Rivereast Apts. Proj.) Series A, 0.94% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	10,000,000	10,000,000
New York Hsg. Fin. Agcy. Rev.:
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 1.07% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	13,825,000	13,825,000
(Clinton Green North Hsg. Proj.) Series 2006 A, 1.03% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	47,000,000	47,000,000
(Clinton Green South Hsg. Proj.) Series 2005 A, 1.03% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	49,000,000	49,000,000
(Sea Park East Hsg. Proj.) Series 2004 A, 1% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	13,300,000	13,300,000
(Theatre Row Tower Hsg. Proj.):
Series 2000 A, 1.03% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	20,100,000	20,100,000
Series 2001 A, 1.03% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	9,000,000	9,000,000
Series 2002 A, 1.03% 2/7/20, LOC Freddie Mac, VRDN (a)(b)	3,500,000	3,500,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev.:
(89 Murray St. Proj.) Series A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	19,250,000	19,250,000
(Courtland Avenue Apts. Proj.) Series A, 1.03% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	5,085,000	5,085,000
(Louis Nine Boulevard Apts. Proj.) Series A, 1.03% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	7,300,000	7,300,000
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(155 West 21st Street Dev. Proj.) Series 2007 A, 1.03% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	37,900,000	37,900,000
(255 West 9th Street Proj.) Series 2001 A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	21,500,000	21,500,000
(Brittany Dev. Proj.) Series A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	5,000,000	5,000,000
(Sierra Dev. Proj.) Series A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	33,000,000	33,000,000
(Westport Dev. Proj.) Series 2004 A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	50,000,000	50,000,000
New York Hsg. Fin. Agcy. Rev.:
(240 East 39th Street Hsg. Proj.) Series 1997 A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	21,800,000	21,800,000
(250 West 50th Street Hsg. Proj.) Series 1997 A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	22,395,000	22,395,000
(316 Eleventh Ave. Hsg. Proj.) Series 2007 A, 1.03% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	20,600,000	20,600,000
(600 West and 42nd St. Hsg. Proj.) Series 2007 A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	77,515,000	77,514,999
(750 Sixth Avenue Hsg. Proj.):
Series 1998 A, 1.03% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	11,900,000	11,900,000
Series 1999 A, 1.03% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	28,400,000	28,400,000
(East 39th Street Hsg. Proj.) Series 1999 A, 1.03% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	22,700,000	22,700,000
(Helena Hsg. Proj.) Series 2003 A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	3,000,000	3,000,000
(Worth Street Hsg. Proj.) Series A, 1.03% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	47,600,000	47,600,000
Series 1997 A, 1.03% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	11,800,000	11,800,000
Series 2004 A, 0.94% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	30,000,000	30,000,000
Series 2008 A, 1.02% 2/7/20, LOC Fannie Mae, VRDN (a)(b)	43,840,000	43,840,000
		915,044,999
New York And New Jersey - 1.4%
Port Auth. of New York & New Jersey:
Series 1991 1, 1.02% 3/2/20, VRDN (a)(b)(c)	8,800,000	8,800,000
Series 1991 2, 1.02% 3/2/20, VRDN (a)(b)(c)	6,400,000	6,400,000
Series 1992 2, 0.99% 3/2/20, VRDN (a)(c)	500,000	500,000
Series 1995 3, 1.02% 3/2/20, VRDN (a)(b)(c)	1,000,000	1,000,000
Series 1997 1, 0.99% 3/2/20, VRDN (a)(c)	500,000	500,000
Series 1997 2, 0.99% 3/2/20, VRDN (a)(c)	1,500,000	1,500,000
		18,700,000
North Carolina - 0.2%
Hertford County Indl. Facilities Poll. Cont. Fing. Auth. (Nucor Corp. Proj.) Series 2000 A, 1.12% 2/7/20, VRDN (a)(b)	3,000,000	3,000,000
Tennessee - 0.0%
Memphis-Shelby County Indl. Dev. Board Facilities Rev. Series 2007, 1.08% 2/7/20, VRDN (a)(b)	100,000	100,000
Texas - 0.1%
Texas Gen. Oblig. Series 2001 A2, 1.05% 2/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)(b)	1,200,000	1,200,000
West Virginia - 0.2%
West Virginia Econ. Dev. Auth. Solid Waste Disp. Facilities Rev. (Appalachian Pwr. Co.- Mountaineer Proj.) Series 2008 A, 1.06% 2/7/20, VRDN (a)(b)	2,500,000	2,500,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $963,405,999)		963,405,999

Tender Option Bond - 15.0%
Colorado - 0.0%
Denver City & County Arpt. Rev. Bonds Series G-114, 1.19%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	400,000	400,000
Connecticut - 0.4%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,255,000	4,255,000
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Participating VRDN Series XG 00 59, 1.04% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	200,000	200,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.12%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	700,000	700,000
		5,155,000
Florida - 0.3%
Broward County Port Facilities Rev. Bonds Series G 115, 1.19%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	500,000	500,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.19%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)(e)	600,000	600,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 1.24% 3/13/20 (Liquidity Facility Wells Fargo Bank NA) (a)(d)(e)	3,800,000	3,800,000
		4,900,000
Illinois - 0.3%
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	4,235,000	4,235,000
Massachusetts - 0.0%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.12%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(c)(d)(e)	300,000	300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.12%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	100,000	100,000
		400,000
New York - 9.0%
Eclipse Fdg. Trust Various States Bonds Series 2019 0001, 0.97%, tender 2/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	2,095,000	2,095,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.99% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,800,000	2,800,000
Series Floaters XF 05 51, 0.99% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	6,550,000	6,550,000
Series Floaters XF 06 77, 0.99% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	2,500,000	2,500,000
Series Floaters XF 24 57, 0.99% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,666,500	5,666,500
Series Floaters XM 07 00, 0.99% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(d)(e)	4,000,000	4,000,000
Series Floaters ZM 07 37, 1.02% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,030,000	2,030,000
New York City Gen. Oblig.:
Bonds Series Solar 12, 0.85%, tender 2/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	900,000	900,000
Participating VRDN:
Series DB 8030, 1.09% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	4,745,000	4,745,000
Series DB 8036, 1.09% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,610,000	3,610,000
Series Floaters E 118, 1.2% 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(d)(e)	3,600,000	3,600,000
Series Solar 2017 0057, 0.97% 2/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(d)(e)	3,225,000	3,225,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series DB 8031, 1.09% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	6,645,000	6,645,000
Series Floaters XF 10 11, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	16,345,000	16,345,000
Series MS 3362, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	5,000,000	5,000,000
Series MS 3373, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(d)(e)	855,000	855,000
New York Dorm. Auth. Rev. Participating VRDN Series XF 08 38, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(d)(e)	1,600,000	1,600,000
New York Liberty Dev. Corp. Participating VRDN:
Series Floaters XF 10 27, 1.04% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	3,091,000	3,091,000
0.99% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	30,000,000	30,000,000
New York Trans. Dev. Corp. Participating VRDN:
Series Floaters XF 23 96, 1.01% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	7,975,000	7,975,000
Series Floaters XM 00 89, 1.01% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	3,790,000	3,790,000
Series Floaters XX 10 38, 1.01% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	5,835,000	5,835,000
		122,857,500
New York And New Jersey - 4.5%
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 ZF0326, 1.02% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	5,415,000	5,415,000
Series 16 ZF0367, 1.02% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	985,000	985,000
Series 16 ZM0160, 0.98% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	7,700,000	7,700,000
Series DB 8033, 1.09% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(d)(e)	2,995,000	2,995,000
Series Floaters XF 06 83, 1.01% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	1,400,000	1,400,000
Series Floaters XF 24 88, 0.99% 2/7/20 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	1,700,000	1,700,000
Series Floaters XM 06 16, 0.99% 2/7/20 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	10,700,000	10,700,000
Series Floaters YX 10 34, 1.02% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(d)(e)	1,600,000	1,600,000
Series Floaters ZF 02 69, 1.01% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(b)(d)(e)	2,200,000	2,200,000
Series Putters 15 XM013, 1.02% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	6,500,000	6,500,000
Series ROC 14086, 0.99% 2/7/20 (Liquidity Facility Citibank NA) (a)(b)(d)(e)	7,200,000	7,200,000
Series XF 08 08, 1.02% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(b)(d)(e)	1,400,000	1,400,000
Series XG 02 65 0.99% 2/7/20 (Liquidity Facility Bank of America NA) (a)(b)(d)(e)	8,580,000	8,580,000
Series XL 01 10, 0.98% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(d)(e)	2,630,000	2,630,000
		61,005,000
Ohio - 0.1%
Ohio Hosp. Rev. Participating VRDN Series 002, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(d)(e)	900,000	900,000
Pennsylvania - 0.3%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	2,500,000	2,500,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)(e)	690,000	690,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.11%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	1,400,000	1,400,000
		4,590,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.14%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	200,000	200,000
Texas - 0.1%
Alamo Cmnty. College District Rev. Bonds Series G-111, 1.14%, tender 5/1/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)(e)	800,000	800,000
TOTAL TENDER OPTION BOND
(Cost $205,442,500)		205,442,500

Other Municipal Security - 13.8%
Florida - 0.7%
Florida Dev. Fin. Corp. Surface T Bonds (Virgin Trains U.S.A. Passenger Rail Proj.) Series 2019 B, 1.9%, tender 3/17/20 (a)(b)	9,000,000	9,000,036
Massachusetts - 0.2%
Massachusetts Dev. Fin. Agcy. Electrical Utils. Rev. Bonds Series 05, 1.1% tender 2/28/20 (Massachusetts Elec. Co. Guaranteed), CP mode (b)	2,500,000	2,500,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.19%, tender 8/28/20 (a)(f)	100,000	100,000
New Hampshire - 0.1%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds:
Series 1990 B, 1.35% tender 2/13/20, CP mode	200,000	200,000
Series A1, 1.15% tender 2/19/20, CP mode (b)	1,800,000	1,800,000
		2,000,000
New York - 10.9%
Amherst Central School District BAN Series 2019, 3% 2/13/20	1,000,000	1,000,585
Babylon Union Free School District TAN Series 2019, 2% 6/19/20	2,700,000	2,705,988
Bay Shore Union Free School District TAN Series 2019, 2% 6/22/20	4,200,000	4,210,811
Bayport-Blue Point Union Free School District TAN Series 2019, 2% 6/25/20	5,000,000	5,014,911
Central Islip Union Free School District TAN Series 2019, 2% 6/25/20	5,900,000	5,916,447
Commack Union Free School District TAN Series 2019, 2.25% 6/25/20	13,800,000	13,844,910
Deer Park Union Free School District TAN Series 2019, 2% 6/25/20	3,600,000	3,610,771
East Greenbush Central School District BAN Series 2019 C, 2% 12/16/20	4,600,000	4,631,881
East Hampton Town BAN Series 2019 A, 2% 8/21/20	5,067,800	5,087,679
East Islip Unified School District:
BAN Series 2019, 2.5% 10/9/20	7,801,815	7,865,699
TAN Series 2019, 2% 6/26/20	3,800,000	3,810,203
East Meadow Union Free School District BAN Series 2019 A, 3% 2/28/20	7,425,000	7,431,256
Grand Island County BAN Series 2019, 2.25% 10/9/20	8,400,000	8,452,249
Irondequoit Gen. Oblig. BAN Series 2019 C, 2% 12/18/20	4,661,500	4,693,395
Kingston NY City School District BAN Series 2019, 2.25% 11/13/20	8,100,000	8,163,738
Lindenhurst Unified Free School District BAN Series 2019, 2% 6/25/20	7,800,000	7,822,985
Middle Country Century School District TAN Series 2019, 2% 6/25/20	4,500,000	4,513,322
New York Pwr. Auth. Series 2, 1.34% 2/4/20, CP	14,300,000	14,300,000
Patchogue Medford Union Free School District TAN Series 2019, 2% 6/25/20	7,600,000	7,622,395
Sag Hbr. Union Free School District TAN Series 2019, 2.25% 6/25/20	5,700,000	5,719,003
Southampton Union Free School District TAN Series 2019, 2% 6/25/20	6,100,000	6,117,974
Three Village Central School District TAN Series 2019, 1.75% 6/25/20	10,700,000	10,718,056
Village of Mount Kisco BAN Series B, 1.5% 12/18/20	3,800,000	3,805,406
West Hempstead Union Free School BAN Series 2019, 2.25% 6/12/20	1,800,000	1,806,413
		148,866,077
New York And New Jersey - 1.9%
Port Auth. of New York & New Jersey:
Bonds:
Series 186, 5% 10/15/20 (b)	12,000,000	12,313,771
Series 188, 5% 5/1/20 (b)	9,090,000	9,172,407
Series 195, 5% 10/1/20 (b)	2,915,000	2,986,914
Series 202, 5% 10/15/20 (b)	295,000	302,602
Series B, 1.3% 2/5/20, CP	1,500,000	1,500,000
		26,275,694
TOTAL OTHER MUNICIPAL SECURITY
(Cost $188,741,807)		188,741,807
TOTAL INVESTMENT IN SECURITIES - 99.3%
(Cost $1,357,590,306)		1,357,590,306
NET OTHER ASSETS (LIABILITIES) - 0.7%		9,145,944
NET ASSETS - 100%		$1,366,736,250

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $35,380,000 or 2.6% of net assets.

 (d) Provides evidence of ownership in one or more underlying municipal bonds.

 (e) Coupon rates are determined by re-marketing agents based on current market conditions.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Alamo Cmnty. College District Rev. Bonds Series G-111, 1.14%, tender 5/1/20 (Liquidity Facility Royal Bank of Canada)	6/6/19 - 11/6/19	$800,000
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$2,500,000
Broward County Port Facilities Rev. Bonds Series G 115, 1.19%, tender 9/1/20 (Liquidity Facility Royal Bank of Canada)	9/26/19	$500,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC)	6/29/17	$4,255,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.12%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$700,000
Denver City & County Arpt. Rev. Bonds Series G-114, 1.19%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	6/6/19	$400,000
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Bonds Series Floaters G 25, 1.19%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	7/12/18	$600,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$4,235,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC)	1/17/19	$690,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.12%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$300,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.12%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	11/26/19	$100,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.11%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 10/9/18	$1,400,000
Port Auth. of New York & New Jersey Series 1991 1, 1.02% 3/2/20, VRDN	4/15/19	$8,800,000
Port Auth. of New York & New Jersey Series 1991 2, 1.02% 3/2/20, VRDN	12/3/03	$6,400,000
Port Auth. of New York & New Jersey Series 1992 2, 0.99% 3/2/20, VRDN	8/13/15	$500,000
Port Auth. of New York & New Jersey Series 1995 3, 1.02% 3/2/20, VRDN	10/17/19	$1,000,000
Port Auth. of New York & New Jersey Series 1997 1, 0.99% 3/2/20, VRDN	6/4/14	$500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.99% 3/2/20, VRDN	7/8/13 - 8/9/16	$1,500,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.14%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$114,686
Total	$114,686

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,357,590,306)		$1,357,590,306
Cash		65,780
Receivable for investments sold		7,300,015
Receivable for fund shares sold		1,088,976
Interest receivable		2,801,122
Distributions receivable from Fidelity Central Funds		474
Prepaid expenses		1,641
Other receivables		528
Total assets		1,368,848,842
Liabilities
Payable for fund shares redeemed	$1,479,539
Distributions payable	27,041
Accrued management fee	408,428
Transfer agent fee payable	141,789
Other affiliated payables	12,315
Other payables and accrued expenses	43,480
Total liabilities		2,112,592
Net Assets		$1,366,736,250
Net Assets consist of:
Paid in capital		$1,366,706,886
Total accumulated earnings (loss)		29,364
Net Assets		$1,366,736,250
Net Asset Value, offering price and redemption price per share ($1,366,736,250 ÷ 1,364,664,713 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2020
Investment Income
Interest		22,166,452
Income from Fidelity Central Funds		114,686
Total income		22,281,138
Expenses
Management fee	$5,213,707
Transfer agent fees	1,805,022
Accounting fees and expenses	154,199
Custodian fees and expenses	12,396
Independent trustees' fees and expenses	5,910
Registration fees	29,246
Audit	40,589
Legal	9,847
Miscellaneous	6,885
Total expenses before reductions	7,277,801
Expense reductions	(6,201)
Total expenses after reductions		7,271,600
Net investment income (loss)		15,009,538
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		308,507
Total net realized gain (loss)		308,507
Net increase in net assets resulting from operations		$15,318,045

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2020	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$15,009,538	$18,070,130
Net realized gain (loss)	308,507	(150,372)
Net increase in net assets resulting from operations	15,318,045	17,919,758
Distributions to shareholders	(15,108,577)	(19,557,595)
Share transactions
Proceeds from sales of shares	254,739,859	292,042,436
Reinvestment of distributions	14,567,438	18,903,205
Cost of shares redeemed	(506,686,083)	(796,603,139)
Net increase (decrease) in net assets and shares resulting from share transactions	(237,378,786)	(485,657,498)
Total increase (decrease) in net assets	(237,169,318)	(487,295,335)
Net Assets
Beginning of period	1,603,905,568	2,091,200,903
End of period	$1,366,736,250	$1,603,905,568
Other Information
Shares
Sold	254,739,859	292,042,436
Issued in reinvestment of distributions	14,567,438	18,903,205
Redeemed	(506,686,083)	(796,603,139)
Net increase (decrease)	(237,378,786)	(485,657,498)

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York Municipal Money Market Fund

Years ended January 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.010	.005	.001	–A
Net realized and unrealized gain (loss)	–A	.001	–A	–A	–A
Total from investment operations	.010	.011	.005	.001	–A
Distributions from net investment income	(.010)	(.010)	(.005)	(.001)	–A
Distributions from net realized gain	–A	(.001)	(.001)	–A	–A
Total distributions	(.010)	(.011)	(.005)B	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.02%	1.10%	.52%	.12%	.01%
Ratios to Average Net AssetsD,E
Expenses before reductions	.49%	.49%	.49%	.49%	.50%
Expenses net of fee waivers, if any	.49%	.49%	.49%	.39%	.07%
Expenses net of all reductions	.49%	.49%	.49%	.39%	.07%
Net investment income (loss)	1.02%	1.00%	.46%	.10%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,366,736	$1,603,906	$2,091,201	$2,900,940	$5,311,191

 A Amount represents less than $.0005 per share.

 B Total distributions of $.005 per share is comprised of distributions from net investment income of $.0047 and distributions from net realized gain of $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2020

1. Organization.

Fidelity New York Municipal Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of New York.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$–
Tax Cost	$1,357,590,306

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$2,916
Undistributed long-term capital gain	$26,449

The tax character of distributions paid was as follows:

	January 31, 2020	January 31, 2019
Tax-exempt Income	$15,009,294	$18,070,326
Ordinary Income	–	1,395,462
Long-term Capital Gains	99,283	91,807
Total	$15,108,577	$ 19,557,595

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .10% during the period. The group fee rate is based upon the monthly average net assets of a group of registered investment companies with which the investment adviser has management contracts. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annual management fee rate was .35% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. For the period, the fees were equivalent to the following annual rates:

% of Average Net Assets
Fidelity New York Municipal Money Market Fund	.01

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,542.

5. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $653.

In addition, during the period the investment adviser or an affiliate reimbursed and/or waived a portion of operating expenses in the amount of $5,548.

6. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York Municipal Money Market Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity New York Municipal Money Market Fund (the "Fund"), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2020, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 12, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray currently serves as Vice Chairman of Meijer, Inc. (regional retail chain, 2013-present). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Previously, Mr. McGinty served as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2019). Prior to joining Fidelity Investments, Mr. McGinty served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
Actual	.49%	$1,000.00	$1,004.20	$2.48
Hypothetical-C		$1,000.00	$1,022.74	$2.50

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity New York Municipal Money Market Fund voted to pay on March 9, 2020, to shareholders of record at the opening of business on March 6, 2020, a distribution of $0.00003 per share derived from capital gains realized from sales of portfolio securities.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2020, $133,181, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2020, 100% of the fund's income dividends was free from federal income tax, and 74.93% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2020 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York Municipal Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile and considered that the definition of "group assets" for purposes of the fund's group fee would be modified to avoid double-counting assets once the reorganization is complete. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board.

Fidelity New York Municipal Money Market Fund

The Board noted that because there is a relatively small number of state-specific funds in the Lipper objective, Fidelity combines Lipper's separate categories for state-specific funds with all state and national municipal money market funds to create a single mapped group.

The Board noted that the fund's management fee rate ranked above the median of its Total Mapped Group and above the median of its ASPG for 2018. The Board also noted that the management fee rate was four BP above the Total Mapped Group median and seven BP above the ASPG median.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked above the competitive median for 2018. The Board considered that, in general, various factors can affect total expense ratios. The Board considered that the competitive data reflects periods for which many competitor funds waived fees or reimbursed expenses in order to maintain a minimum yield. The Board also considered that, as interest rates rise, many competitors have eliminated such waivers, but the externally sourced competitive data for 2018 had not yet caught up to the fiscal periods during which competitors have stopped waiving fees to maintain minimum yields. The Board noted that, excluding fee waivers and reimbursements, the fund's total expense ratio ranked below the median.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total "group assets" increase, and for higher group fee rates as total "group assets" decrease ("group assets" as defined in the management contract). FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as "group assets" increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that each fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

NFS-ANN-0320
1.853333.112

Fidelity® New York AMT Tax-Free Money Market Fund

Annual Report

January 31, 2020

See the inside front cover for important information about access to your fund’s shareholder reports.

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Investment Summary/Performance
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544, or for Institutional and Service Class, call 1-877-208-0098, to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2020 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary/Performance (Unaudited)

Effective Maturity Diversification

Days	% of fund's investments 1/31/20
1 - 7	79.5
8 - 30	2.0
31 - 60	1.9
61 - 90	0.9
91 - 180	11.9
> 180	3.8

Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940.

Asset Allocation (% of fund's net assets)

As of January 31, 2020
Variable Rate Demand Notes (VRDNs)	31.9%
Tender Option Bond	44.6%
Other Municipal Security	21.8%
Investment Companies	2.3%
Net Other Assets (Liabilities)*	(0.6)%

 * Net Other Assets (Liabilities) are not included in the pie chart

Current 7-Day Yields

1/31/20
Fidelity® New York AMT Tax-Free Money Market Fund	0.68%
Institutional Class	0.77%
Service Class	0.52%

Yield refers to the income paid by the Fund over a given period. Yield for money market funds is usually for seven-day periods, as it is here, though it is expressed as an annual percentage rate. Past performance is no guarantee of future results. Yield will vary and it's possible to lose money investing in the Fund. A portion of the Fund's expenses was reimbursed and/or waived. Absent such reimbursements and/or waivers the yield for the period ending January 31, 2020, the most recent period shown in the table, would have been .73% for the Institutional Class and .48% for Service Class.

Schedule of Investments January 31, 2020

Showing Percentage of Net Assets

Variable Rate Demand Note - 31.9%
	Principal Amount	Value
Alabama - 0.2%
Mobile Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Barry Plant Proj.) Series 2007 C, 1.04% 2/7/20, VRDN (a)	$2,000,000	$2,000,000
West Jefferson Indl. Dev. Series 2008, 1.04% 2/7/20, VRDN (a)	3,300,000	3,300,000
		5,300,000
Connecticut - 0.3%
Connecticut Gen. Oblig. Series 2016 C, 1.01% 2/7/20 (Liquidity Facility Bank of America NA), VRDN (a)	7,495,000	7,495,000
Indiana - 0.1%
Lawrenceburg Poll. Cont. Rev. (Indiana Michigan Pwr. Co. Proj.) Series H, 1.08% 2/7/20, VRDN (a)	2,900,000	2,900,000
Kansas - 0.3%
Burlington Envir. Impt. Rev. (Kansas City Pwr. and Lt. Co. Proj.):
Series 2007 A, 1.17% 2/7/20, VRDN (a)	600,000	600,000
Series 2007 B, 1.17% 2/7/20, VRDN (a)	2,600,000	2,600,000
Wamego Kansas Poll. Cont. Rfdg. Rev.:
(Kansas Gas & Elec. Co. Proj.) Series 1994, 1.15% 2/7/20, VRDN (a)	500,000	500,000
(Western Resources, Inc. Proj.) Series 1994, 1.15% 2/7/20, VRDN (a)	3,900,000	3,900,000
		7,600,000
Louisiana - 0.6%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 1.03% 2/7/20, VRDN (a)	9,500,000	9,500,000
Series 2010 B1, 1.1% 2/7/20, VRDN (a)	5,700,000	5,700,000
		15,200,000
New York - 29.7%
Amherst Dev. Corp. Student Hsg. Facility Rev. (South Lake Village Proj.) Series 2010 B, 1.02% 2/7/20, LOC HSBC Bank U.S.A., NA, VRDN (a)	4,580,000	4,580,000
Battery Park City Auth. Rev. Series 2019 D2, 0.9% 2/7/20 (Liquidity Facility TD Banknorth, NA), VRDN (a)	22,400,000	22,400,000
Franklin County Civic Dev. Co. (Alice Hyde Med. Ctr. Proj.) Series 2013 A, 1.02% 2/7/20, LOC HSBC Bank U.S.A., NA, VRDN (a)	5,020,000	5,020,000
Liberty Dev. Corp. Rev. (377 Greenwich LLC Proj.) Series 2004, 0.92% 2/7/20, LOC Wells Fargo Bank NA, VRDN (a)	18,275,000	18,275,000
Nassau Health Care Corp. Rev. Series 2009 D1, 0.94% 2/7/20, LOC Bank of America NA, VRDN (a)	20,000,000	20,000,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 2011 DD-3B, 1.18% 2/3/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	1,245,000	1,245,000
New York City Transitional Fin. Auth. Rev.:
Series 2003 1A, 1.02% 2/7/20 (Liquidity Facility Landesbank Hessen-Thuringen), VRDN (a)	15,635,000	15,635,000
Series 2003 A2, 1.2% 2/3/20 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)	12,000,000	12,000,000
Series 2010, 1.2% 2/3/20 (Liquidity Facility Barclays Bank PLC), VRDN (a)	25,500,000	25,500,000
Series 2016 E4, 1.18% 2/3/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	7,450,000	7,450,000
Series 2018 C6, 0.93% 2/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.), VRDN (a)	5,500,000	5,500,000
New York City Trust Cultural Resources Rev. (The Pierpont Morgan Library Proj.) Series 2004, 1% 2/7/20, LOC JPMorgan Chase Bank, VRDN (a)	2,820,000	2,820,000
New York Dorm. Auth. Rev. Series 2019 B:
0.94% 2/7/20, LOC Manufacturers & Traders Trust Co., VRDN (a)	17,000,000	17,000,000
1.12% 2/3/20 (Liquidity Facility U.S. Bank NA, Cincinnati), VRDN (a)	11,225,000	11,225,000
New York Dorm. Auth. Revs. Series 2003 D2E, 0.93% 2/7/20, LOC Royal Bank of Canada, VRDN (a)	1,680,000	1,680,000
New York Hsg. Fin. Agcy. Rev.:
(330 Riverdale Avenue Apts. Proj.) Series 2008 A, 1.04% 2/7/20, LOC Bank of America NA, VRDN (a)	10,350,000	10,350,000
(505 West 37th Street Proj.):
Series 2009 A, 1.18% 2/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	23,965,000	23,965,000
Series 2009 B, 1.18% 2/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	9,140,000	9,140,000
(Tribeca Green Hsg. Proj.) Series 2003 A, 0.92% 2/7/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	58,925,000	58,925,000
Series 2013 A:
0.95% 2/7/20, LOC Wells Fargo Bank NA, VRDN (a)	8,250,000	8,250,000
1.18% 2/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	6,490,000	6,490,000
Series 2014 A:
0.91% 2/7/20, LOC JPMorgan Chase Bank, VRDN (a)	8,930,000	8,930,000
1.18% 2/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	30,480,000	30,480,000
New York Local Govt. Assistance Corp.:
Series 2008 B3V, 1% 2/7/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	18,825,000	18,825,000
Series 2008 B7V, 1% 2/7/20 (Liquidity Facility JPMorgan Chase Bank), VRDN (a)	6,050,000	6,050,000
New York Metropolitan Trans. Auth. Rev.:
Series 2005 D2, 1.16% 2/3/20, LOC Landesbank Hessen-Thuringen, VRDN (a)	28,375,000	28,375,000
Series 2005 E, 0.93% 2/7/20, LOC Bank of America NA, VRDN (a)	1,690,000	1,690,000
Series 2005 E1, 0.95% 2/7/20, LOC PNC Bank NA, VRDN (a)	12,450,000	12,450,000
Series 2015 E1, 1.18% 2/3/20, LOC U.S. Bank NA, Cincinnati, VRDN (a)	2,800,000	2,800,000
Series 2015 E4, 0.95% 2/7/20, LOC PNC Bank NA, VRDN (a)	13,095,000	13,095,000
New York Urban Dev. Corp. Rev.:
Series 2008 A1, 1% 2/7/20, LOC Wells Fargo Bank NA, VRDN (a)	1,825,000	1,825,000
Series 2008 A5, 1% 2/7/20, LOC TD Banknorth, NA, VRDN (a)	5,485,000	5,485,000
Triborough Bridge & Tunnel Auth. Revs.:
Series 2003 B, 1.17% 2/3/20, LOC Bank of America NA, VRDN (a)	6,500,000	6,500,000
Series 2005 A, 0.95% 2/7/20, LOC Barclays Bank PLC, VRDN (a)	25,170,000	25,170,000
Yonkers Indl. Dev. Agcy. Civic Facility Rev. (Consumers Union of United States, Inc. Proj.) Series 2005, 0.89% 2/7/20, LOC JPMorgan Chase Bank, VRDN (a)	6,475,000	6,475,000
FHLMC:
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. (Elliott Chelsea Dev. Proj.) Series 2010 A, 0.92% 2/7/20, LOC Freddie Mac, VRDN (a)	600,000	600,000
New York Hsg. Fin. Agcy. Rev. Series 2010 A:
0.9% 2/7/20, LOC Freddie Mac, VRDN (a)	41,425,000	41,425,000
1% 2/7/20, LOC Freddie Mac, VRDN (a)	1,190,000	1,190,000
FNMA:
New York City Hsg. Dev. Corp. Multi-family Rental Hsg. Rev.:
(90 Washington Street Proj.) Series 2005 A, 0.9% 2/7/20, LOC Fannie Mae, VRDN (a)	10,695,000	10,695,000
(90 West Street Proj.) Series 2006 A, 1% 2/7/20, LOC Fannie Mae, VRDN (a)	38,045,000	38,045,000
(Two Gold Street Proj.) Series 2006 A, 1% 2/7/20, LOC Fannie Mae, VRDN (a)	51,800,000	51,800,000
New York Hsg. Fin. Agcy. Rev.:
(10 Barclay Street Hsg. Proj.) Series 2004 A, 0.95% 2/7/20, LOC Fannie Mae, VRDN (a)	48,945,000	48,945,000
(316 11th Ave Hsg. Proj.) Series 2009 A, 1% 2/7/20, LOC Fannie Mae, VRDN (a)	2,475,000	2,475,000
(Taconic West 17th St. Proj.) Series 2009 A, 0.95% 2/7/20, LOC Fannie Mae, VRDN (a)	38,090,000	38,090,000
Series 2009 A, 1% 2/7/20, LOC Fannie Mae, VRDN (a)	64,525,000	64,525,000
		753,390,000
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey:
Series 1997 1, 0.99% 3/2/20, VRDN (a)(b)	2,500,000	2,500,000
Series 1997 2, 0.99% 3/2/20, VRDN (a)(b)	5,800,000	5,800,000
		8,300,000
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2007, 0.96% 2/7/20, LOC Bank of America NA, VRDN (a)	2,450,000	2,450,000
Texas - 0.1%
Texas Gen. Oblig. Series 2011 B, 1% 2/7/20 (Liquidity Facility State Street Bank & Trust Co., Boston), VRDN (a)	2,600,000	2,600,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Projs.) Series 1992, 1.1% 2/7/20, VRDN (a)	700,000	700,000
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 1.06% 2/7/20, VRDN (a)	300,000	300,000
Sweetwater County Poll. Cont. Rev. (PacifiCorp Proj.):
Series 1992 A, 1.1% 2/7/20, VRDN (a)	300,000	300,000
Series 1994, 1.06% 2/7/20, VRDN (a)	1,100,000	1,100,000
		2,400,000
TOTAL VARIABLE RATE DEMAND NOTE
(Cost $807,635,000)		807,635,000

Tender Option Bond - 44.6%
California - 0.2%
California Gen. Oblig. Participating VRDN Series Spears DB 80 18, 1.09% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	1,200,000	1,200,000
Dignity Health Participating VRDN:
Series 17 04, 1.06% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	995,000	995,000
Series DBE 80 11, 1.16% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,000,000	2,000,000
		4,195,000
Connecticut - 0.1%
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,890,000	1,890,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.12%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,000,000	1,000,000
		2,890,000
District Of Columbia - 0.0%
District of Columbia Gen. Oblig. Participating VRDN Series 2016 23, 1.2% 2/3/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	290,000	290,000
Florida - 0.4%
Florida Dept. of Trans. Tpk. Rev. Participating VRDN Series Solar 17 02, 1.2% 2/3/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	190,000	190,000
Fort Myers Util. Sys. Rev. Participating VRDN Series XF 08 13, 1.04% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	400,000	400,000
Jacksonville Elec. Auth. Elec. Sys. Rev. Participating VRDN Series 2019, 1.24% 3/13/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,400,000	6,400,000
Miami-Dade County Expressway Auth. Participating VRDN Series XG 00 99, 1.04% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	300,000	300,000
Palm Beach County Health Facilities Auth. Hosp. Rev. Participating VRDN Series XM 07 82, 1.04% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	500,000	500,000
Tallahassee Memorial Healthcare Participating VRDN Series Floaters ML 70 01, 0.99% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,400,000	1,400,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 1.14%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
		9,390,000
Illinois - 0.4%
Chicago O'Hare Int'l. Arpt. Rev. Participating VRDN Series Spears DBE 80 22, 1.14% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	3,700,000	3,700,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	4,035,000	4,035,000
Illinois Gen. Oblig. Participating VRDN:
Series Floaters XX 10 81, 1% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	400,000	400,000
Series XM 07 59, 1.06% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	1,600,000	1,600,000
Series XM 07 85, 1.06% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	600,000	600,000
		10,335,000
Massachusetts - 0.0%
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.12%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston) (a)(b)(c)(d)	500,000	500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.12%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	200,000	200,000
		700,000
Michigan - 0.0%
Michigan Fin. Auth. Rev. Participating VRDN Series Floaters ZF 07 83, 1.04% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000,000	1,000,000
New Jersey - 0.2%
New Jersey Econ. Dev. Auth. Rev. Participating VRDN:
Series Floaters 011, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	795,000	795,000
Series Floaters 012, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,045,000	3,045,000
		3,840,000
New York - 40.7%
Battery Park City Auth. Rev. Participating VRDN Series E 137, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	34,500,000	34,500,000
Brooklyn Arena Local Dev. Corp. Participating VRDN Series Floaters XX 11 00, 0.98% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,700,000	6,700,000
City of New York Gen. Oblig. Bonds Participating VRDN Series Floaters XM 03 53, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750,000	3,750,000
Dorm. Auth. New York Univ. Rev. Participating VRDN:
Series 2017 XG 0114, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,760,000	7,760,000
Series Floaters XF 05 98, 0.97% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	6,200,000	6,200,000
Eclipse Fdg. Trust Various States Bonds Series 2019 0001, 0.97%, tender 2/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	3,010,000	3,010,000
Hudson Yards Infrastructure Corp. New York Rev. Participating VRDN:
Series Floaters XF 05 49, 0.99% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	1,200,000	1,200,000
Series Floaters XF 05 51, 0.99% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,700,000	2,700,000
Series Floaters XF 06 77, 0.99% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,100,000	2,100,000
Series Floaters XF 24 57, 0.99% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,333,500	2,333,500
Series Floaters XF 24 80, 0.96% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	9,600,000	9,600,000
Series Floaters XM 07 00, 0.99% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,020,000	4,020,000
Series Floaters ZM 07 37, 1.02% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000,000	3,000,000
MTA Hudson Rail Yards Trust Oblig. Participating VRDN Series XX 1042, 0.98% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,730,000	6,730,000
Nassau County Gen. Oblig. Participating VRDN Series Floaters G5, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000,000	5,000,000
New York City Gen. Oblig.:
Bonds Series Solar 12, 0.85%, tender 2/6/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,550,000	1,550,000
Participating VRDN:
Series 15 ZF0197, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500,000	2,500,000
Series 15 ZF0201, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,435,000	3,435,000
Series 2015 ZF0206, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,700,000	2,700,000
Series DB 8036, 1.09% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	2,560,000	2,560,000
Series E 133, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	13,000,000	13,000,000
Series Floaters E 118, 1.2% 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,400,000	6,400,000
Series Floaters E87, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,995,000	12,995,000
Series Floaters E88, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	15,830,000	15,830,000
Series Floaters XF 07 26, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,800,000	2,800,000
Series Floaters XF 25 61, 0.97% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	7,125,000	7,125,000
Series Floaters XM 07 06, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000,000	4,000,000
Series Floaters ZF 07 24, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,005,000	5,005,000
Series MS 3324, 0.97% 2/7/20 (Liquidity Facility Sumitomo Mitsui Banking Corp.) (a)(c)(d)	6,650,000	6,650,000
Series MS 3361, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000,000	5,000,000
Series RBC G 55, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,000,000	5,000,000
Series RBC G 56, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500,000	4,500,000
Series ROC II R 14045, 0.97% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	26,070,000	26,070,000
Series Solar 2017 0057, 0.97% 2/7/20 (Liquidity Facility U.S. Bank NA, Cincinnati) (a)(c)(d)	1,570,000	1,570,000
Series XF 07 98, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	9,340,000	9,340,000
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Participating VRDN:
Series 15 XF0128, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	8,940,000	8,940,000
Series 15 XF0129, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	16,700,000	16,700,000
Series 16 ZM0161, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	8,265,000	8,265,000
Series 2015 ZF0207, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,000,000	4,000,000
Series 2017 ZM 0495, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,000,000	3,000,000
Series Floaters 2018 E124, 1.2% 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	18,205,000	18,205,000
Series Floaters E 129, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	25,100,000	25,100,000
Series Floaters XF 07 45, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,500,000	4,500,000
Series Floaters XF 10 11, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,060,000	7,060,000
Series Floaters XF 25 69, 0.97% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	4,000,000	4,000,000
Series Floaters XF 26 01, 0.96% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	4,800,000	4,800,000
Series Floaters XF 27 57, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,000,000	6,000,000
Series Floaters XL 00 67, 0.97% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	7,425,000	7,425,000
Series Floaters XM 04 36, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	6,500,000	6,500,000
Series Floaters XM 07 29, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,305,000	2,305,000
Series Floaters XM 07 31, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)(e)	2,000,000	2,000,000
Series Floaters ZF 06 87, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,025,000	5,025,000
Series Floaters ZM 05 47, 0.97% 2/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	4,340,000	4,340,000
Series MS 00 3387, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,500,000	2,500,000
Series MS 3274 X, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	7,980,000	7,980,000
Series MS 3373, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,125,000	6,125,000
Series Putters 15 XM0002, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	20,765,000	20,765,000
Series XF 08 49, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500,000	2,500,000
Series XG 0112, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	2,800,000	2,800,000
Series XM 03 56, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
Series XM 08 09, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,800,000	2,800,000
Series XX 1046, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	18,500,000	18,500,000
New York City Transitional Fin. Auth. Participating VRDN:
Series Floaters XM 03 70, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500,000	2,500,000
Series XF 23 18, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,300,000	9,300,000
Series XM 03 03, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	5,050,000	5,050,000
Series XM 03 57, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,000,000	5,000,000
New York City Transitional Fin. Auth. Bldg. Aid Rev. Participating VRDN:
Series Floaters XF 05 61, 0.96% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	8,250,000	8,250,000
Series Floaters XF 25 55, 0.97% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	5,920,000	5,920,000
Series Floaters XM 06 19, 0.97% 2/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,750,000	3,750,000
Series Floaters XM 06 20, 0.97% 2/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	7,385,000	7,385,000
Series MS 3414, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	4,000,000	4,000,000
New York City Transitional Fin. Auth. Rev. Participating VRDN:
Series 15 XM0086, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,500,000	4,500,000
Series 2014 XM0029, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	12,570,000	12,570,000
Series E 121, 1.2% 2/3/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	21,900,000	21,900,000
Series Floaters XF 27 82, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,500,000	6,500,000
Series Floaters E99, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	22,495,000	22,495,000
Series Floaters XF 06 43, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	12,000,000	12,000,000
Series Floaters XF 07 16, 0.96% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	4,200,000	4,200,000
Series Floaters XF 07 17, 0.97% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	12,285,000	12,285,000
Series Floaters XF 27 31, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,600,000	4,600,000
Series Floaters XF 28 02, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500,000	7,500,000
Series Floaters XG 01 85, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	13,190,000	13,190,000
Series Floaters XM 04 22, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,300,000	4,300,000
Series Floaters XM 04 38, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,500,000	3,500,000
Series Floaters ZF 26 37, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,795,000	2,795,000
Series Floaters ZM 05 44, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	4,445,000	4,445,000
Series MS 3360, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,130,000	3,130,000
Series MS 3393, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,890,000	2,890,000
Series ROC II R 11902, 0.97% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	2,200,000	2,200,000
Series ROC II R 11994, 0.97% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	11,050,000	11,050,000
Series ROC II R 14082, 0.97% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	12,580,000	12,580,000
Series XF 08 39, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	3,000,000	3,000,000
Series XF 08 59, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,750,000	3,750,000
Series XL 01 23, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,000,000	5,000,000
Series XM 07 60, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)(e)	4,885,000	4,885,000
Series XM 08 02, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	4,445,000	4,445,000
Series ZF 08 79, 0.96% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,335,000	3,335,000
Series ZM 08 01, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,335,000	3,335,000
New York Dorm. Auth. Personal Income Tax Rev. Participating VRDN:
Series 15 XF1030, 0.97% 2/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	23,240,000	23,240,000
Series MS 3275, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,000,000	10,000,000
New York Dorm. Auth. Rev. Participating VRDN:
Series ROC II R 11955, 0.96% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	9,000,000	9,000,000
Series XM 07 84, 0.96% 2/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	3,330,000	3,330,000
New York Dorm. Auth. Revs. Participating VRDN:
Series ROC II R 11943, 0.96% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	5,580,000	5,580,000
Series ROC II R 11975, 0.97% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	7,590,000	7,590,000
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. Participating VRDN:
Series 16 XL0002, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	8,100,000	8,100,000
Series Floaters XF 25 86, 0.95% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	3,750,000	3,750,000
Series Floaters XG 01 69, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	7,200,000	7,200,000
New York Liberty Dev. Corp. Participating VRDN Series Floaters XF 10 27, 1.04% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	12,259,000	12,259,000
New York Metropolitan Trans. Auth. Rev. Participating VRDN:
Series RBC E 126, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	44,365,000	44,365,000
Series XF 08 65, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	5,335,000	5,335,000
New York Sales Tax Asset Receivables Corp. Participating VRDN:
Series 15 XF0139, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,340,000	3,340,000
Series 16 ZM0174, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	9,145,000	9,145,000
Series 2015 ZF0209, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,000,000	1,000,000
New York State Envir. Facilities Corp. Participating VRDN Series XF 23 44, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	10,400,000	10,400,000
New York State Gen. Oblig. Participating VRDN Series ROC II R 11936, 0.96% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	16,800,000	16,800,000
New York Thruway Auth. Gen. Rev. Participating VRDN:
Series XF 08 29, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	6,600,000	6,600,000
Series XF 08 47, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,250,000	2,250,000
Series ZF 08 31, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,450,000	2,450,000
Series ZF 08 32, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	940,000	940,000
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Participating VRDN Series ROC II R 11997, 0.96% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	9,080,000	9,080,000
New York Urban Dev. Corp. Rev. Participating VRDN Series DB 8029, 1.09% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	18,995,000	18,995,000
Triborough Bridge & Tunnel Auth. Revs. Participating VRDN:
Series 16 XL0003, 0.97% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	9,950,000	9,950,000
Series Floaters XF 06 36, 0.96% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	14,000,000	14,000,000
Series Floaters XF 25 87, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	10,285,000	10,285,000
Series Floaters XF 27 91, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	7,500,000	7,500,000
Series Floaters ZF 26 32, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	5,560,000	5,560,000
Series Floaters ZF 27 69, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,000,000	2,000,000
Series Floaters ZF 27 72, 0.96% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	19,560,000	19,560,000
Series RBC 16 ZM 0138, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	2,500,000	2,500,000
Series RBC 16 ZM 0139, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	7,000,000	7,000,000
Series XG 02 73, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,000,000	2,000,000
Series XM 04 76, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	6,195,000	6,195,000
Triborough Bridge and Tunnel Auth. Participating VRDN:
Series XM 03 40, 0.96% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	5,800,000	5,800,000
Series XM 03 41, 0.96% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	3,000,000	3,000,000
Util. Debt Securitization Auth. Participating VRDN:
Series 2015 ZF0195, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	7,700,000	7,700,000
Series Floaters ZF 27 40, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	2,600,000	2,600,000
Series Floaters ZM 01 22, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000,000	4,000,000
Series Floaters ZM 04 56, 0.97% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	2,500,000	2,500,000
Series Floaters ZM 04 62, 0.97% 2/7/20 (Liquidity Facility Royal Bank of Canada) (a)(c)(d)	4,000,000	4,000,000
Westchester County Local Dev. Co. Participating VRDN Series Floaters XF 24 81, 0.98% 2/7/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	3,160,000	3,160,000
		1,031,362,500
New York And New Jersey - 2.2%
New York and New Jersey Port Auth. Rev. Participating VRDN Series XL 01 22, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	2,445,000	2,445,000
Port Auth. of New York & New Jersey Participating VRDN:
Series 16 XF2211, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	6,360,000	6,360,000
Series DB 8033, 1.09% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	4,300,000	4,300,000
Series Floaters XF 05 62, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	695,000	695,000
Series Floaters XF 05 65, 0.96% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	2,940,000	2,940,000
Series Floaters XF 06 97, 0.96% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	10,855,000	10,855,000
Series Floaters XF 26 00, 0.94% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	1,700,000	1,700,000
Series Floaters XM 05 05, 0.97% 2/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	6,450,500	6,450,500
Series Floaters ZF 26 87, 0.95% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	2,100,000	2,100,000
Series Floaters ZM 04 10, 0.96% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,300,000	1,300,000
Series MS 15 ZM0099, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)(e)	1,100,000	1,100,000
Series MS 3249, 0.97% 2/7/20 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)(d)	3,500,000	3,500,000
Series ROC II R 14077, 0.95% 2/7/20 (Liquidity Facility Citibank NA) (a)(c)(d)	7,315,000	7,315,000
Series XF 08 44, 0.97% 2/7/20 (Liquidity Facility Toronto-Dominion Bank) (a)(c)(d)	3,755,000	3,755,000
Series XM 07 83, 0.96% 2/7/20 (Liquidity Facility Wells Fargo Bank NA) (a)(c)(d)	1,015,000	1,015,000
		55,830,500
Ohio - 0.1%
Cuyahoga County Ctfs. of Prtn. Participating VRDN Series Floaters XG 02 06, 1.06% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	785,000	785,000
Ohio Hosp. Rev. Participating VRDN Series 002, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(c)(d)	1,600,000	1,600,000
		2,585,000
Oklahoma - 0.0%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. Participating VRDN Series Floaters XG 02 10, 0.99% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	200,000	200,000
Pennsylvania - 0.2%
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,600,000	1,600,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC) (a)(b)(c)(d)	1,375,000	1,375,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.11%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	1,700,000	1,700,000
Pennsylvania Tpk. Commission Tpk. Rev.:
Bonds Series Floaters G 43, 1.14%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	600,000	600,000
Participating VRDN Series DBE 8032, 1.19% 2/7/20 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)(d)	730,000	730,000
		6,005,000
South Carolina - 0.0%
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.14%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(b)(c)(d)	300,000	300,000
Texas - 0.1%
Brazos County Health Facilities Dev. Corp. Participating VRDN Series BAML 50 21, 1.07% 2/7/20 (Liquidity Facility Bank of America NA) (a)(c)(d)	895,000	895,000
North Ft. Bend Wtr. Auth. Wtrs Participating VRDN Series XF 08 16, 1.04% 2/7/20 (Liquidity Facility JPMorgan Chase Bank) (a)(c)(d)	1,500,000	1,500,000
		2,395,000
TOTAL TENDER OPTION BOND
(Cost $1,131,318,000)		1,131,318,000

Other Municipal Security - 21.8%
Georgia - 0.5%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds:
Series 2010 A1, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	6,525,000	6,525,000
Series 2010 A2, SIFMA Municipal Swap Index + 0.100% 1.04%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada) (a)(f)	5,235,000	5,235,000
		11,760,000
Kentucky - 0.1%
Jefferson County Poll. Cont. Rev. Bonds Series A, 1.1% tender 3/2/20, CP mode	1,900,000	1,900,000
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds Series 2020, 1.13% tender 2/26/20, CP mode	4,100,000	4,100,000
Michigan - 0.0%
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2015 A, SIFMA Municipal Swap Index + 0.250% 1.19%, tender 8/28/20 (a)(f)	100,000	100,000
New Hampshire - 0.0%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds Series 1990 B, 1.35% tender 2/13/20, CP mode	400,000	400,000
New York - 20.6%
Amherst Central School District BAN Series 2019, 3% 2/13/20	4,730,000	4,732,854
Babylon Union Free School District TAN Series 2019, 2% 6/19/20	4,300,000	4,309,536
Bay Shore Union Free School District TAN Series 2019, 2% 6/22/20	21,800,000	21,863,114
Bayport-Blue Point Union Free School District TAN Series 2019, 2% 6/25/20	8,500,000	8,525,349
Bethlehem Central School District BAN Series 2019 A, 2.5% 6/30/20	18,000,000	18,079,221
Brewster Central School District BAN Series 2019, 2.25% 7/10/20	20,000,000	20,077,202
Central Islip Union Free School District TAN Series 2019, 2% 6/25/20	10,100,000	10,128,154
Churchville Chili Central School District BAN Series 2019, 2.5% 6/26/20	16,500,000	16,567,439
Commack Union Free School District TAN Series 2019, 2.25% 6/25/20	22,200,000	22,272,246
Deer Park Union Free School District TAN Series 2019, 2% 6/25/20	6,400,000	6,419,149
East Greenbush Central School District BAN Series 2019 C, 2% 12/16/20	8,015,000	8,070,549
East Hampton Town BAN Series 2019 A, 2% 8/21/20	8,200,000	8,232,165
East Islip Unified School District:
BAN Series 2019, 2.5% 10/9/20	12,900,000	13,005,630
TAN Series 2019, 2% 6/26/20	6,200,000	6,216,647
East Meadow Union Free School District BAN Series 2019 A, 3% 2/28/20	9,200,000	9,207,751
Farmingdale Union Free School District BAN Series 2019, 2% 9/18/20	10,310,252	10,360,148
Frontier Central School District Erie County BAN Series 2019, 2.5% 7/23/20	15,726,063	15,805,897
Galway Cent School District BAN Series 2019, 3% 4/30/20	7,325,000	7,350,347
Gates Chili Central School District BAN Series 2019, 2.5% 6/25/20	11,000,000	11,046,812
Grand Island County BAN Series 2019, 2.25% 10/9/20	13,642,000	13,726,855
Irondequoit Gen. Oblig. BAN Series 2019 C, 2% 12/18/20	8,100,000	8,155,421
Kingston NY City School District BAN Series 2019, 2.25% 11/13/20	13,900,000	14,009,378
Lindenhurst Unified Free School District BAN Series 2019, 2% 6/25/20	12,700,000	12,737,424
Middle Country Century School District TAN Series 2019, 2% 6/25/20	16,400,000	16,448,417
New York City Transitional Fin. Auth. Rev. Bonds Series E1, 4%	2,000,000	2,000,000
New York City Trust For Cultural Bonds:
Series 2014 B1, SIFMA Municipal Swap Index + 0.000% 0.93%, tender 10/5/20 (a)(f)	31,225,000	31,225,000
Series 2014 B2, SIFMA Municipal Swap Index + 0.000% 0.94%, tender 7/6/20 (a)(f)	21,490,000	21,490,000
New York Pwr. Auth.:
Series 1:
0.95% 3/5/20, CP	11,806,000	11,806,000
1.12% 2/6/20, CP	1,662,000	1,662,000
Series 2:
1.18% 3/4/20, CP	4,911,000	4,911,000
1.34% 2/4/20, CP	23,700,000	23,700,000
North Babylon Union Free School District BAN Series 2019, 2.25% 7/9/20	19,815,000	19,890,580
North Colonie Central School District BAN Series 2019, 2.25% 7/17/20	20,100,000	20,180,414
North Syracuse Cent School District BAN Series 2019, 2.25% 8/7/20	3,852,755	3,870,326
Patchogue Medford Union Free School District TAN Series 2019, 2% 6/25/20	29,400,000	29,487,960
Port Washington Union Free School District BAN Series 2019, 2.5% 8/6/20	395,000	397,365
Rockland County Gen. Oblig. TAN Series 2019, 3% 4/2/20	7,800,000	7,816,523
Sag Hbr. Union Free School District TAN Series 2019, 2.25% 6/25/20	9,300,000	9,331,006
Southampton Union Free School District TAN Series 2019, 2% 6/25/20	9,900,000	9,929,171
Three Village Central School District TAN Series 2019, 1.75% 6/25/20	17,300,000	17,329,193
Tonawanda Town BAN Series 2019, 2% 8/28/20	11,209,896	11,261,106
Village of Mount Kisco BAN Series B, 1.5% 12/18/20	6,700,000	6,709,532
West Hempstead Union Free School BAN Series 2019, 2.25% 6/12/20	3,200,000	3,211,400
		523,556,281
New York And New Jersey - 0.4%
Port Auth. of New York & New Jersey Series B:
1.02% 4/1/20, CP	6,910,000	6,910,000
1.3% 2/5/20, CP	2,445,000	2,445,000
		9,355,000
TOTAL OTHER MUNICIPAL SECURITY
(Cost $551,171,281)		551,171,281
	Shares	Value

Investment Company - 2.3%
Fidelity Tax-Free Cash Central Fund 1.63% (g)(h)
(Cost $58,754,000)	58,748,125	58,754,000
TOTAL INVESTMENT IN SECURITIES - 100.6%
(Cost $2,548,878,281)		2,548,878,281
NET OTHER ASSETS (LIABILITIES) - (0.6)%		(14,000,460)
NET ASSETS - 100%		$2,534,877,821

Security Type Abbreviations

BAN – BOND ANTICIPATION NOTE

CP – COMMERCIAL PAPER

TAN – TAX ANTICIPATION NOTE

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $23,480,000 or 0.9% of net assets.

 (c) Provides evidence of ownership in one or more underlying municipal bonds.

 (d) Coupon rates are determined by re-marketing agents based on current market conditions.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,985,000 or 0.3% of net assets.

 (f) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (g) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

 (h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Cost
Berks County Muni. Auth. Rev. Participating VRDN Series Floaters 001, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC)	1/18/18 - 1/18/19	$1,600,000
Connecticut Gen. Oblig. Participating VRDN Series Floaters 014, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC)	6/29/17	$1,890,000
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev. Bonds Series Floaters G 110, 1.12%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$1,000,000
Dignity Health Participating VRDN Series 17 04, 1.06% 3/13/20 (Liquidity Facility Barclays Bank PLC)	10/5/17 - 1/18/19	$995,000
Illinois Fin. Auth. Rev. Participating VRDN Series Floaters 017, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC)	8/16/18 - 3/4/19	$4,035,000
Lehigh County Gen. Purp. Hosp. Rev. Participating VRDN Series Floaters 2019 003, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC)	1/17/19	$1,375,000
Massachusetts Gen. Oblig. Bonds Series Clipper 09 69, 1.12%, tender 4/2/20 (Liquidity Facility State Street Bank & Trust Co., Boston)	11/6/19	$500,000
Massachusetts Spl. Oblig. Dedicated Tax Rev. Bonds Series Floaters G 29, 1.12%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	11/26/19	$200,000
Middletown Hosp. Facilities Rev. Participating VRDN Series Floaters 00 31 44, 1.09% 3/13/20 (Liquidity Facility Barclays Bank PLC)	9/14/17	$785,000
Pennsylvania Higher Edl. Facilities Auth. Rev. Bonds Series 2016 E75, 1.11%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	2/2/18 - 12/3/18	$1,700,000
Pennsylvania Tpk. Commission Tpk. Rev. Bonds Series Floaters G 43, 1.14%, tender 6/1/20 (Liquidity Facility Royal Bank of Canada)	8/2/18 - 12/3/18	$600,000
Port Auth. of New York & New Jersey Series 1997 1, 0.99% 3/2/20, VRDN	10/14/14 - 11/16/15	$2,500,000
Port Auth. of New York & New Jersey Series 1997 2, 0.99% 3/2/20, VRDN	1/3/13 - 12/15/17	$5,800,000
South Carolina Trans. Infrastructure Bank Rev. Bonds Series Floaters G 109, 1.14%, tender 4/1/20 (Liquidity Facility Royal Bank of Canada)	5/16/19	$300,000
Tampa-Hillsborough Co. Ex Auth. Bonds Series G-113, 1.14%, tender 7/1/20 (Liquidity Facility Royal Bank of Canada)	11/6/19	$200,000

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$1,712,435
Total	$1,712,435

Amounts in the income column in the above table exclude any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Investment Valuation

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2020
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $2,490,124,281)	$2,490,124,281
Fidelity Central Funds (cost $58,754,000)	58,754,000
Total Investment in Securities (cost $2,548,878,281)		$2,548,878,281
Cash		22,453
Receivable for fund shares sold		5,430,250
Interest receivable		7,864,960
Distributions receivable from Fidelity Central Funds		46,448
Receivable from investment adviser for expense reductions		74,864
Other receivables		1,083
Total assets		2,562,318,339
Liabilities
Payable for investments purchased	$17,455,000
Payable for fund shares redeemed	9,250,604
Distributions payable	185,327
Accrued management fee	420,646
Distribution and service plan fees payable	66
Other affiliated payables	128,875
Total liabilities		27,440,518
Net Assets		$2,534,877,821
Net Assets consist of:
Paid in capital		$2,534,726,172
Total accumulated earnings (loss)		151,649
Net Assets		$2,534,877,821
Net Asset Value and Maximum Offering Price
New York AMT Tax-Free Money Market Fund:
Net Asset Value, offering price and redemption price per share ($566,253,953 ÷ 565,961,796 shares)		$1.00
Institutional Class:
Net Asset Value, offering price and redemption price per share ($1,968,318,358 ÷ 1,967,526,026 shares)		$1.00
Service Class:
Net Asset Value, offering price and redemption price per share ($305,510 ÷ 305,377 shares)		$1.00

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended January 31, 2020
Investment Income
Interest		$32,213,358
Income from Fidelity Central Funds		1,712,350
Total income		33,925,708
Expenses
Management fee	$4,652,458
Transfer agent fees	1,443,764
Distribution and service plan fees	1,038
Independent trustees' fees and expenses	8,827
Total expenses before reductions	6,106,087
Expense reductions	(883,519)
Total expenses after reductions		5,222,568
Net investment income (loss)		28,703,140
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	442,819
Fidelity Central Funds	3,693
Capital gain distributions from Fidelity Central Funds	85
Total net realized gain (loss)		446,597
Net increase in net assets resulting from operations		$29,149,737

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended January 31, 2020	Year ended January 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$28,703,140	$20,063,199
Net realized gain (loss)	446,597	(56,098)
Net increase in net assets resulting from operations	29,149,737	20,007,101
Distributions to shareholders	(28,847,521)	(20,090,381)
Share transactions - net increase (decrease)	597,924,359	543,511,819
Total increase (decrease) in net assets	598,226,575	543,428,539
Net Assets
Beginning of period	1,936,651,246	1,393,222,707
End of period	$2,534,877,821	$1,936,651,246

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity New York AMT Tax-Free Money Market Fund

Years ended January 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.012	.012	.006	.002	–A
Net realized and unrealized gain (loss)	–A	–A	–A	.001	–A
Total from investment operations	.012	.012	.006	.003	–A
Distributions from net investment income	(.012)	(.012)	(.006)	(.002)	–A
Distributions from net realized gainA	–	–	–	–	–
Total distributions	(.012)	(.012)	(.006)	(.003)B	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnC	1.18%	1.18%	.64%	.27%	.04%
Ratios to Average Net AssetsD,E
Expenses before reductions	.30%	.30%	.30%	.30%	.30%
Expenses net of fee waivers, if any	.30%	.30%	.30%	.27%	.07%
Expenses net of all reductions	.30%	.30%	.30%	.27%	.07%
Net investment income (loss)	1.15%	1.18%	.65%	.25%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$566,254	$530,339	$379,101	$286,218	$271,869

 A Amount represents less than $.0005 per share.

 B Total distributions of $.003 per share is comprised of distributions from net investment income of $.0024 and distributions from net realized gain of $.0003 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity New York AMT Tax-Free Money Market Fund Institutional Class

Years ended January 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.013	.013	.007	.003	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.013	.013	.007	.003	–A
Distributions from net investment income	(.013)	(.013)	(.007)	(.003)	–A
Distributions from net realized gain	–A	–A	–A	–	–A
Total distributions	(.013)	(.013)	(.007)	(.003)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.28%	1.28%	.74%	.32%	.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.25%	.25%	.25%	.25%	.25%
Expenses net of fee waivers, if any	.20%	.20%	.20%	.19%	.07%
Expenses net of all reductions	.20%	.20%	.20%	.19%	.07%
Net investment income (loss)	1.25%	1.28%	.75%	.33%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$1,968,318	$1,405,962	$1,013,988	$639,741	$488,166

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Fidelity New York AMT Tax-Free Money Market Fund Service Class

Years ended January 31,	2020	2019	2018	2017	2016
Selected Per–Share Data
Net asset value, beginning of period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations
Net investment income (loss)	.010	.010	.005	.001	–A
Net realized and unrealized gain (loss)A	–	–	–	–	–
Total from investment operations	.010	.010	.005	.001	–A
Distributions from net investment income	(.010)	(.010)	(.005)	(.001)	–A
Distributions from net realized gainA	–	–	–	–	–
Total distributions	(.010)	(.010)	(.005)	(.001)	–A
Net asset value, end of period	$1.00	$1.00	$1.00	$1.00	$1.00
Total ReturnB	1.03%	1.02%	.49%	.13%	.04%
Ratios to Average Net AssetsC,D
Expenses before reductions	.50%	.50%	.50%	.50%	.50%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.38%	.07%
Expenses net of all reductions	.45%	.45%	.45%	.38%	.07%
Net investment income (loss)	1.00%	1.03%	.50%	.14%	.01%
Supplemental Data
Net assets, end of period (000 omitted)	$306	$350	$134	$133	$146

 A Amount represents less than $.0005 per share.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed or waived or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement and waivers but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended January 31, 2020

1. Organization.

Fidelity New York AMT Tax-Free Money Market Fund (the Fund) is a fund of Fidelity New York Municipal Trust II (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund offers New York AMT Tax-Free Money Market Fund, Institutional Class and Service Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Shares of the Fund are only available for purchase by retail shareholders The Fund may be affected by economic and political developments in the state of New York.

Effective January 1, 2020:

Investment advisers Fidelity Investments Money Management, Inc., FMR Co., Inc., and Fidelity SelectCo, LLC, merged with and into Fidelity Management & Research Company. In connection with the merger transactions, the resulting, merged investment adviser was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Management & Research Company LLC".

Broker-dealer Fidelity Distributors Corporation merged with and into Fidelity Investments Institutional Services Company, Inc. ("FIISC"). FIISC was then redomiciled from Massachusetts to Delaware, changed its corporate structure from a corporation to a limited liability company, and changed its name to "Fidelity Distributors Company LLC".

Fidelity Investments Institutional Operations Company, Inc. converted from a Massachusetts corporation to a Massachusetts LLC, and changed its name to "Fidelity Investments Institutional Operations Company LLC".

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

Investment Transactions and Income. The net asset value per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions, including the Fund's investment activity in the Fidelity Central Funds, are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of January 31, 2020, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Fidelity Central Funds and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the (IRS) will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities for federal income tax purposes were as follows:

Gross unrealized appreciation	$–
Gross unrealized depreciation	–
Net unrealized appreciation (depreciation)	$ -
Tax Cost	$2,548,878,281

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$65,920
Undistributed long-term capital gain	$89,083

The tax character of distributions paid was as follows:

	January 31, 2020	January 31, 2019
Tax-exempt Income	28,697,950	20,061,750
Long-term Capital Gains	149,571	28,631
Total	$28,847,521	$ 20,090,381

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .20% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

In addition, under the expense contract, the investment adviser pays class-level expenses for New York AMT Tax-Free Money Market Fund so that the total expenses do not exceed .35%, expressed as a percentage of class average net assets, with certain exceptions such as interest expense.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Service Class pays Fidelity Distributors Company LLC (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Service Class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Service Class	.25%	$1,038	$316

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Fund. FIIOC receives asset-based fees with respect to each account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. Each class, with the exception of New York AMT Tax-Free Money Market Fund, pays a transfer agent fee equal to an annual rate of .05% of class-level average net assets. New York AMT Tax-Free Money Market Fund pays a transfer agent fee equal to an annual rate of .10% of class-level average net assets. For the period, transfer agent fees for each class were as follows:

Amount
New York AMT Tax-Free Money Market Fund	$556,885
Institutional Class	886,671
Service Class	208
$1,443,764

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

5. Expense Reductions.

The investment adviser contractually agreed to reimburse Institutional Class and Service Class to the extent annual operating expenses, expressed as a percentage of each class' average net assets, exceed .20% and .45%, respectively. Some expenses, for example the compensation of the independent Trustees and certain other expenses such as interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced Institutional Class and Service Class expenses by $881,665 and $209, respectively.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these custodian credits reduced the Fund's management fee by $1,645.

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended January 31, 2020	Year ended January 31, 2019
Distributions to shareholders
New York AMT Tax-Free Money Market Fund	$6,503,807	$5,205,908
Institutional Class	22,339,323	14,881,530
Service Class	4,391	2,943
Total	$28,847,521	$20,090,381

7. Share Transactions.

Share transactions for each class of shares at a $1.00 per share were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended January 31, 2020	Year ended January 31, 2019	Year ended January 31, 2020	Year ended January 31, 2019
New York AMT Tax-Free Money Market Fund
Shares sold	459,937,173	509,466,363	$459,937,173	$509,466,363
Reinvestment of distributions	5,999,667	4,806,133	5,999,667	4,806,133
Shares redeemed	(430,068,494)	(363,022,824)	(430,068,494)	(363,022,824)
Net increase (decrease)	35,868,346	151,249,672	$35,868,346	$151,249,672
Institutional Class
Shares sold	2,176,417,079	1,393,127,540	$2,176,417,079	$1,393,127,540
Reinvestment of distributions	19,766,099	12,830,334	19,766,099	12,830,334
Shares redeemed	(1,634,082,440)	(1,013,911,975)	(1,634,082,440)	(1,013,911,975)
Net increase (decrease)	562,100,738	392,045,899	$562,100,738	$392,045,899
Service Class
Shares sold	228,450	443,966	$228,450	$443,966
Reinvestment of distributions	4,393	2,943	4,393	2,943
Shares redeemed	(277,568)	(230,661)	(277,568)	(230,661)
Net increase (decrease)	(44,725)	216,248	$(44,725)	$216,248

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity New York Municipal Trust II and Shareholders of Fidelity New York AMT Tax-Free Money Market Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities of Fidelity New York AMT Tax-Free Money Market Fund (the "Fund"), a fund of Fidelity New York Municipal Trust II, including the schedule of investments, as of January 31, 2020, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of January 31, 2020, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of January 31, 2020, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

March 12, 2020

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 277 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the Investment Company Act of 1940 (1940 Act)) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 for Fidelity® New York AMT Tax-Free Money Market Fund or at 1-877-208-0098 for Institutional Class and Service Class.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  The Operations Committee also worked and continues to work with FMR to enhance the stress tests required under SEC regulations for money market funds.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and Executive Vice President and Chief Investment Officer of Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager for various institutional equity accounts and mutual funds and Portfolio Manager for a number of institutional fixed-income clients. Mr. Kenneally began his career as a Research Analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray currently serves as Vice Chairman of Meijer, Inc. (regional retail chain, 2013-present). Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present) and a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of certain funds (2017-2019), as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Previously, Mr. McGinty served as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2019). Prior to joining Fidelity Investments, Mr. McGinty served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Nancy D. Prior (1967)

Year of Election or Appointment: 2014

Vice President

Ms. Prior also serves as Vice President of other funds. Ms. Prior serves as President of Fixed Income (2014-present), and is an employee of Fidelity Investments (2002-present). Previously, Ms. Prior served as President (2016-2019) and Director (2014-2019) of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm), Vice President of Global Asset Allocation Funds (2017-2019); Vice Chairman of FIAM LLC (investment adviser firm, 2014-2018), a Director of FMR Investment Management (UK) Limited (investment adviser firm, 2015-2018), President Multi-Asset Class Strategies of FMR's Global Asset Allocation Division (2017-2018), Vice President of Fidelity's Money Market Funds (2012-2014), and President, Money Market and Short Duration Bond Group of Fidelity Management & Research Company (FMR) (investment adviser firm, 2013-2014).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2019 to January 31, 2020).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2019	Ending Account Value January 31, 2020	Expenses Paid During Period-B August 1, 2019 to January 31, 2020
New York AMT Tax-Free Money Market Fund	.30%
Actual		$1,000.00	$1,005.00	$1.52
Hypothetical-C		$1,000.00	$1,023.69	$1.53
Institutional Class	.20%
Actual		$1,000.00	$1,005.50	$1.01
Hypothetical-C		$1,000.00	$1,024.20	$1.02
Service Class	.45%
Actual		$1,000.00	$1,004.20	$2.27
Hypothetical-C		$1,000.00	$1,022.94	$2.29

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of Fidelity New York AMT Tax-Free Money Market Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities:

Fidelity New York AMT Tax-Free Money Market Fund	Pay Date	Record Date	Capital Gains
Initial Class	03/09/20	03/06/20	$0.00007
Class I	03/09/20	03/06/20	$0.00007
Service Class	03/09/20	03/06/20	$0.00007

The fund hereby designates as a capital gain dividend with respect to the taxable year ended January 31, 2020, $238,654, or, if subsequently determined to be different, the net capital gain of such year.

During fiscal year ended 2020, 100% of the fund's income dividends were free from federal income tax, and 0% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2021 of amounts for use in preparing 2010 income tax returns.

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity New York AMT Tax-Free Money Market Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity Management & Research Company (FMR) and the sub-advisory agreements (together, the Advisory Contracts) for the fund. FMR and the sub-advisers are referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to review matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through joint ad hoc committees to discuss certain matters relevant to all of the Fidelity funds.

At its September 2019 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services provided by and the profits realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and are realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Approval of Amended and Restated Advisory Contracts. At its September 2019 meeting, the Board also unanimously determined to approve an amended and restated management contract and sub-advisory agreements (Amended and Restated Contracts) in connection with an upcoming consolidation of certain of Fidelity's advisory businesses. The Board considered that, on or about January 1, 2020, Fidelity Investments Money Management, Inc. (FIMM) expects to merge with and into FMR and, after the merger, FMR expects to redomicile as a Delaware limited liability company. The Board also approved the termination of the sub-advisory agreement with FIMM upon the completion of the merger. The Board noted that references to FMR in the Amended and Restated Contracts would be updated to reflect FMR's new form of organization and domicile. The Board also approved amendments that clarify that the fund pays its non-operating expenses, including brokerage commissions and fees and expenses associated with the fund's securities lending program, if applicable. The Board also noted Fidelity's assurance that neither the planned consolidation nor the Amended and Restated Contracts will change the investment processes, the level or nature of services provided, the resources and personnel allocated, trading and compliance operations, or any fees or expenses paid by the fund.

Nature, Extent, and Quality of Services Provided.  The Board considered Fidelity's staffing as it relates to the fund, including the backgrounds of investment personnel of Fidelity, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of Fidelity's investment staff, including its size, education, experience, and resources, as well as Fidelity's approach to recruiting, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value and convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information over the Internet and through telephone representatives, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including: (i) continuing to dedicate additional resources to Fidelity's investment research process, which includes meetings with management of issuers of securities in which the funds invest, and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds with innovative structures, strategies and pricing and making other enhancements to meet client needs; (iv) launching new share classes of existing funds; (v) eliminating purchase minimums and broadening eligibility requirements for certain funds and share classes; (vi) reducing management fees and total expenses for certain target date funds and index funds; (vii) lowering expense caps for certain existing funds and classes, and converting certain voluntary expense caps to contractual caps, to reduce expenses borne by shareholders; (viii) rationalizing product lines and gaining increased efficiencies from fund mergers, liquidations, and share class consolidations; (ix) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; and (x) continuing to implement enhancements to further strengthen Fidelity's product line to increase investors' probability of success in achieving their investment goals, including retirement income goals.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions that occur at Board meetings throughout the year with representatives of the Investment Advisers about fund investment performance. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund for different time periods, measured against a peer group of funds with similar objectives (peer group).

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on gross performance (before fees and expenses but after transaction costs) compared to the gross performance of appropriate peer groups, over appropriate time periods that may include full market cycles, taking into account relevant factors including the following: general market conditions; expectations for interest rate levels and credit conditions; issuer-specific information including credit quality; the fund's market value NAV over time and its resilience under various stressed conditions; and fund cash flows and other factors.

The Board recognizes that in interest rate environments where many competitors waive fees to maintain a minimum yield, relative money market fund performance on a net basis (after fees and expenses) may not be particularly meaningful due to miniscule performance differences among competitor funds. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its peer group for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative calendar year total return information for the fund and an appropriate peer group for the most recent one-, three-, and five-year periods.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' competitive analysis of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates, regardless of whether their management fee structures also are comparable. Funds with comparable investment mandates offer exposure to similar types of securities. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and was considered by the Board. Because the vast majority of competitor funds' management fees do not cover non-management expenses, in prior years, the fund was compared on the basis of a hypothetical "net management fee," which was derived by subtracting payments made by FMR for "fund-level" non-management expenses (including pricing and bookkeeping fees and fees paid to non-affiliated custodians), as well as "class-level" expenses paid by FMR under expense limitation arrangements in effect for the fund, from the fund's management fee. Fidelity no longer calculates a hypothetical net management fee for the fund and, as a result, the chart does not include a hypothetical net management fee for periods after 2016.

Fidelity New York AMT Tax-Free Money Market Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for 2018.

The Board noted that it and the boards of other Fidelity funds formed an ad hoc Committee on Group Fee, which meets periodically, to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component (such as the fund) and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other "fund-level" expenses, such as pricing and bookkeeping fees and custodial, legal, and audit fees, paid by FMR under the fund's management contract. The Board also considered other "class-level" expenses, such as transfer agent fees and fund-paid 12b-1 fees. The Board also noted that Fidelity may agree to waive fees or reimburse expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Institutional Class and the retail class ranked below the competitive median for 2018 and the total expense ratio of Service Class ranked equal to the competitive median for 2018.

The Board considered that current contractual arrangements for the fund oblige FMR to pay all "class-level" expenses of the retail class of the fund to the extent necessary to limit total operating expenses, with certain exceptions, to 0.35%. These contractual arrangements may not be amended to increase the fees or expenses payable except by a vote of a majority of the Board and by a vote of a majority of the outstanding voting securities of the class. The Board further considered that FMR has contractually agreed to reimburse Institutional Class and Service Class of the fund to the extent that total operating expenses (with certain exceptions), as a percentage of their respective average net assets, exceed 0.20% and 0.45% through April 1, 2020.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that a joint ad hoc committee created by it and the boards of other Fidelity funds periodically reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds and also noted the most recent findings of the committee. The Board noted that the committee's review included a consideration of the differences in services provided, fees charged, and costs incurred, as well as competition in the markets serving the different categories of clients.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies and the full Board approves such changes.

PricewaterhouseCoopers LLP (PwC), auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of the methodologies used by Fidelity in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential indirect benefits such businesses may have received as a result of their association with Fidelity's mutual fund business (i.e., fall-out benefits) as well as cases where Fidelity's affiliates may benefit from the fund's business. The Board noted that changes to fall-out benefits year-over-year reflect business developments at Fidelity's various businesses. The Board considered that a joint ad hoc committee created by it and the boards of other Fidelity funds had recently been established, and meets periodically, to evaluate potential fall-out benefits. The Board noted that the committee was expected to, among other things: (i) discuss the legal framework surrounding potential fall-out benefits; (ii) review the Board's responsibilities and approach to potential fall-out benefits; and (iii) review practices employed by competitor funds regarding the review of potential fall-out benefits. The Board noted that it would consider the committee's findings in connection with future consideration of contract renewals.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board recognized that, due to the fund's current contractual arrangements, the expense ratio of the retail class will not decline if the class's operating costs decrease as assets grow, or rise as assets decrease. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, the allocation of various costs to different funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds and the treatment of such compensation within Fidelity's fund profitability methodology; (v) the practices of certain sub-advisers regarding their receipt of research from broker-dealers that execute the funds' portfolio transactions; (vi) the terms of Fidelity's voluntary expense limitation agreements; (vii) the methodology with respect to competitive fund data and peer group classifications; (viii) Fidelity's transfer agent fee, expense, and service structures for different funds and classes relative to competitive trends, and the impact of the increased use of omnibus accounts; (ix) new developments in the retail and institutional marketplaces and the competitive positioning of the funds relative to other investment products and services; (x) the impact on fund profitability of recent changes in total net assets for Fidelity's money market funds, anticipated changes to the competitive landscape for money market funds, and the level of investor comfort with gates, fees, and floating NAVs; (xi) the funds' share class structures and distribution channels; and (xii) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain classes. In addition, the Board considered its discussions with Fidelity throughout the year regarding enhanced information security initiatives and the funds' fair valuation policies.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee arrangements are fair and reasonable, and that the fund's Advisory Contracts should be renewed and the fund's Amended and Restated Contracts should be approved.

NYS-ANN-0320
1.700624.123

Item 2.

Code of Ethics

As of the end of the period, January 31, 2020, Fidelity New York Municipal Trust II (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity New York AMT Tax-Free Money Market Fund and Fidelity New York Municipal Money Market Fund (the “Funds”):

Services Billed by Deloitte Entities

January 31, 2020 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$30,400	$100	$5,100	$700
Fidelity New York Municipal Money Market Fund	$30,600	$100	$5,300	$700

January 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity New York AMT Tax-Free Money Market Fund	$30,000	$100	$5,100	$900
Fidelity New York Municipal Money Market Fund	$31,000	$100	$5,100	$900

A Amounts may reflect rounding.

The following table(s) present(s) fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	January 31, 2020A	January 31, 2019A
Audit-Related Fees	$287,500	$-
Tax Fees	$3,000	$5,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	January 31, 2020A	January 31, 2019A
Deloitte Entities	$581,500	$485,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity New York Municipal Trust II

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 26, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	March 26, 2020

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	March 26, 2020